Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
16	Related party transactions
The table below sets forth the major related parties and their relationships with the Company:

Name of related parties	Relationship
Weidong Luo	Founder, Chief Executive Officer
Fei Chen	Founder, President
Shenzhen Weixunyitong Information Technology Co., Ltd.	Company that is significantly influenced by Weidong Luo
Guangzhou Tianlang Network Technology Co., Ltd.	Company that is significantly influenced by Weidong Luo

Details of related party balances as of December 31, 2018 and 2019 are as follows:

16.1
Amounts due from related parties

	As of December 31,
	2018	2019
	RMB	RMB	US$
Shenzhen Weixunyitong Information Technology Co., Ltd.	1,543	521	75
Guangzhou Tianlang Network Technology Co., Ltd.	1,305	—	—
Fei Chen	1,716	—	—

Total amounts due from related parties	4,564	521	75

16.2 Amounts due to related parties

	As of December 31,
	2018	2019
	RMB	RMB	US$
Shenzhen Weixunyitong Information Technology Co., Ltd.	8,864	56	8

Total amounts due to related parties	8,864	56	8

Details of related party transactions for the years ended December 31, 2017, 2018 and 2019 are as follows:

16.3 Transactions with related parties

			For the year ended December 31,
			2017	2018	2019
			RMB	RMB	RMB	US$
Services provided to:	(i	)
Shenzhen Weixunyitong Information Technology Co., Ltd.			2,752	1,002	—	—
Guangzhou Tianlang Network Technology Co., Ltd.			755	1,542	266	38

Total			3,507	2,544	266	38

Services received from:	(ii	)
Shenzhen Weixunyitong Information Technology Co., Ltd.			672	20,909	11,600	1,666

Office premises leased from:
Shenzhen Weixunyitong Information Technology Co., Ltd.			1,557	475	—	—

Total			2,229	21,384	11,600	1,666

(i)
The Company entered into an agreement with Shenzhen Weixunyitong Information Technology Co., Ltd. to provide targeted marketing services. The Company entered into an agreement with Guangzhou Tianlang Network Technology Co., Ltd. to provide certain data solutions and targeted marketing services.

(ii)	The Company entered into an agreement with Shenzhen Weixunyitong Information Technology Co., Ltd. to purchase ad inventory.